SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - Proforma - ASU 2016-02 - Adjustment ¥ in Millions	Jan. 01, 2021 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets	¥ 81.3
Lease liabilities	¥ 31.3